EARNINGS (LOSS) PER SHARE (Details) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share
Basic net earnings (loss) attributable to common shareholders	$ 445,400,000	$ (104,000,000)
Diluted net earnings (loss) attributable to common shareholders	$ 445,400,000	$ (104,000,000)
Basic weighted average shares outstanding	1,246,619	1,227,007
Weighted average shares dilution adjustments:
Stock options	1,606
Restricted shares	3,905
Restricted performance shares	4,915
Diluted weighted average shares outstanding	1,257,045	1,227,007
Share options
Weighted average shares dilution adjustments - exclusions:
Antidilutive securities excluded from computation of earnings per share (in shares)	7,199	12,429
Weighted average share price	$ 4.00	$ 3.91
RSUs
Weighted average shares dilution adjustments - exclusions:
Antidilutive securities excluded from computation of earnings per share (in shares)		3,625
RPSUs
Weighted average shares dilution adjustments - exclusions:
Antidilutive securities excluded from computation of earnings per share (in shares)		4,786